Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 18,767	$ 18,915	$ 26,291	$ 32,868
Restricted cash	22,994	22,209
Amounts due from affiliate	4,247	4,237
Derivative instruments	(7,884)	(7,045)
Advances (shareholder loans) to joint ventures	6,021	7,218
Current amounts due to owners and affiliates	(3,538)	(1,374)
Cash designated for acquisition	0	91,768
Other long-term receivables	6,195	6,195
Revolving credit and seller’s credit due to owners and affiliates	(44,605)	(43,005)
Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	(160,562)	(164,851)
Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	(164,421)	(167,797)
Grace Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	(188,800)	0
Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	18,767	18,915
Restricted cash	22,994	22,209
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from affiliate	4,247	4,237
Derivative instruments	(7,884)	(7,045)
Other [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash designated for acquisition	0	91,768
Other [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Advances (shareholder loans) to joint ventures	6,115	7,355
Current amounts due to owners and affiliates	(3,538)	(1,374)
Other long-term receivables	6,195	6,195
Revolving credit and seller’s credit due to owners and affiliates	(46,294)	(44,098)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	(178,301)	(183,585)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	(164,832)	(168,889)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Grace Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	$ (186,378)	$ 0